Financial Instruments and Financial Risk Management (Details 1) ₪ in Thousands	12 Months Ended
Dec. 31, 2017 ILS (₪)
Financial Instruments And Financial Risk Management [Abstract]
Opening balance as of January 1, 2017
Issuance of Debentures	(14,049)
Profit from changes in fair value of debentures	34
Closing balance as of December 31, 2017	₪ (14,015)